Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,466	$ 3,263
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	2,700	2,600
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 700	$ 700